DEPOSITS (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
2013	$ 56,068
2014	15,050
2015	9,649
2016	1,675
2017 and thereafter	1,041
Total certificates of deposit	$ 83,483	$ 93,036